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<FILENAME>a201212_13f-hr.text
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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F Cover Page

  Report for Calendar Year of Quarter Ended: DECEMBER 31 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entities

Institutional Manager Filing this Report:

Name:     Force Capital Management, LLC

Address:  767 Fifth Avenue
          12th Floor
          New York, NY 10153

13F File Number:  028-11176

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Steven Fuchs
Title:         Chief Financial Officer
Phone:         (212) 451-9161

Signature, Place and Date of Signing:

     /s/ Steven Fuchs     New York, New York        01/17/2013
     ----------------     ------------------         --------
       [Signature]          [City, State]             [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

List of Other Reporting for this Manager: NONE

                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    32

Form 13F Information Table Value Total: $609,744
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

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
Force Capital Management, LLC
Form 13F Information Table
DECEMBER 31 2012

COLUMN 1                 COLUMN 2      COLUMN 3     COLUMN 4     Column 5	    Column 6    Column 7  Column 8
                         TITLE OF                   VALUE        SHRS OR   SH/	    INVESTOR    OTHER  VOTING  AUTHORITY
NAME OF ISSUER           CLASS         CUSIP        (x1000)      PRN AMT   PRN	    DISCRETION  MGRS   SOLE    SHARED
--------------           -----         -----        -------      --------- ---	    ----------  ----   -----------------

THE ADT CORPORATION	    COM		00101J106       4,899	 105,384   SH		SOLE	NONE   105,384	0
AMERICAN GREETINGS CORP	    COM	CL A	026375105       2,227	 131,870   SH		SOLE	NONE   131,870	0
AMERICAN INTL GROUP INC	    COM		026874784       8,824	 249,958   SH		SOLE	NONE   249,958	0
ASHFORD HOSPITALITY TR INC  COM		044103109	8,065	 767,371   SH		SOLE	NONE   767,371	0
BANK OF AMERICA CORP	    WTS10/28/18 060505153	1,079  1,400,858   SH		SOLE	NONE 1,400,858 	0
CEDAR REALTY TRUST INC	    COM		150602209       2,500 	 473,443   SH		SOLE	NONE   473,443	0
COPART INC		    COM		217204106       9,246	 313,414   SH		SOLE	NONE   313,414	0
CRACKER BARREL OLD CTRY STR COM		22410J106      12,843	 199,862   SH		SOLE	NONE   199,862	0
CSX CORP		    COM		126408103      11,045    559,808   SH		SOLE	NONE   559,808	0
DINEEQUITY INC		    COM		254423106	1,719	  25,663   SH		SOLE	NONE	25,663	0
DUNKIN BRANDS GROUP INC	    COM		265504100	4,165	 125,542   SH		SOLE	NONE   125,542	0
EMMIS COMMUNICATIONS CORP   COM	CL A	291525103	2,328  1,181,748   SH		SOLE	NONE 1,181,748	0
ENGILITY HLDGS INC	    COM		29285W104	3,597	 186,764   SH		SOLE	NONE   186,764	0
EPR PPTYS CNV 5.75%	    PFD SER C   26884U208	  563     25,667   SH		SOLE	NONE    25,667	0
FELCOR LODGING TR INC       PFD SER A	31430F200       1,343     55,377   SH		SOLE	NONE    55,377  0
FIRST INDUSTRIAL REALTY TR  COM		32054K103      14,893  1,057,746   SH		SOLE	NONE 1,057,746  0
GENERAL DYNAMICS CORP	    CPM		369550108	8,723	 125,925   SH		SOLE	NONE   125,925	0
GENERAL GROWTH PPTYS INC    COM		370023103	3,160	 159,195   SH		SOLE	NONE   159,195	0
GENERAL MOTORS COMPANY	    COM		37045V100	3,173	 110,074   SH		SOLE	NONE   110,074	0
ISTAR FINL INC 3.000%11/1   NOTE 	45031UBR1	4,075  4,000,000   SH		SOLE	NONE 4,000,000	0
ISTAR FINANCIAL INC	    COM		45031U101      13,458  1,651,271   SH		SOLE	NONE 1,651,271	0
HUNT J B TRANS SVCS INC	    COM		445658107       2,758     46,190   SH		SOLE	NONE    46,190  0
PENNSYLVANIA RL ESTATE INVT COM		709102107      10,524    596,594   SH		SOLE	NONE   596,594  0
REIS INC		    COM		75936P105	4,704	 360,976   SH		SOLE	NONE   360,976	0
RITCHIE BROS AUCTIONEERS    COM		767744105      11,340	 542,847   SH		SOLE	NONE   542,847	0
SAFEWAY INC		    COM		786514208       3,064    169,353   SH		SOLE	NONE   169,353	0
SEARS HLDGS CORP	    COM		812350106         414     10,000   SH		SOLE	NONE    10,000	0
SEARS HOMETOWN & OUTLET STO COM		812362101      42,244  1,297,426   SH		SOLE	NONE 1,297,426	0
SL GREEN RLTY CORP	    COM		78440X101       9,482    123,702   SH		SOLE	NONE   123,702  0
STATE AUTO FINL CORP	    COM		855707105	5,215	 349,060   SH		SOLE	NONE   349,060	0





Options



AMERICAN INTL GROUP INC	    COM		026874784      25,814	 731,300   SH	CALL	SOLE	NONE   731,300	0
BANK OF AMERICA CORP        COM         060505104      77,077  6,638,900   SH	CALL	SOLE	NONE 6,638,900  0
PENNEY J C INC		    COM		708160106      30,272  1,535,900   SH	CALL	SOLE	NONE 1,535,900	0
ISTAR FINANCIAL INC         COM		45031U101       5,593    686,200   SH	CALL	SOLE	NONE   686,200  0
SAFEWAY INC		    COM		786514208	7,428    410,600   SH	CALL	SOLE	NONE   410,600	0
SEARS HOLDINGS CORPORATION  COM         812350106      97,133  2,348,500   SH   CALL    SOLE    NONE 2,348,500  0
SPDR SERIES TRUST	    ETF		78462F953     154,757  1,086,700   SH	PUT	SOLE	NONE 1,086,700  0





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 05120.0001 #201212